UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Shares or         Market Value                                  Shares or         Market Value
                                   Principal           (Note 1)                                    Principal           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

MONEY MARKET - 1.49%                                                 REMIC Trust 2003-36
  Merrimac Cash Series Nottingham Shares                                2.933%, 10/16/20         $    817,529       $    789,378
       (Cost $544,379)               544,379         $    544,379    REMIC Trust 2003-59
                                                     ------------       2.274%, 07/16/18              963,697            914,155
                                                                     REMIC Trust 2003-72
US GOVERNMENT & AGENCY OBLIGATIONS - 59.91%                             4.356%, 02/16/30              679,571            663,506
                                                                     Matson Navigation Company, Inc. Title XI
* A.I.D. - Equador                                                      5.337%, 09/04/28              598,000            614,008
     7.050%, 05/01/15           $     46,341               50,763    Perforadora Cent SA de CV Shipping Title XI
  A.I.D. - Israel                                                       5.240%, 12/15/18              390,022            398,427
     5.500%, 12/04/23                700,000              754,371    Private Export Funding Corp NT-Q
     5.500%, 09/18/23                810,000              872,418       3.400%, 02/15/08              600,000            584,229
* A.I.D. - Ivory Coast                                               Private Export Funding Corp NT-P
     8.100%, 12/01/06                 42,573               42,945       5.685%, 05/15/12              550,000            575,667
* A.I.D. - Peru                                                      Rowan Companies, Inc. Title XI
     8.350%, 01/01/07                 39,232               39,344       2.800%, 10/20/13              571,426            529,775
  Alter Barge Line Title XI                                          Sterling Equipment, Inc. Title XI
     6.000%, 03/01/26                271,000              291,238       6.125%, 09/28/19              192,670            206,080
  Amethyst Title XI                                                  Small Business Administration
     4.390%, 04/15/16                700,004              684,807    Series 1992-20H
  Federal Agricultural Mortgage Corporation                             7.400%, 08/01/12              171,565            178,550
  Series AM-1003                                                     Series 1995-20L
     6.745%, 04/25/13                359,496              363,232       6.450%, 12/01/15              135,052            139,187
  Federal National Mortgage Association                              Series 1997-20A
  REMIC Trust 2003-TI                                                   7.150%, 01/01/17              176,763            184,842
     3.807%, 11/25/12                267,702              258,304    Series 1998-20B
  Government National Mortgage Association                              6.150%, 02/01/18              429,027            441,582
  GNMA Pass-Thru Mortgage Single Family                              Series 2000-20K
     4.500%, 03/20/35                795,285              758,255       7.220%, 11/01/20              753,786            810,470
  REMIC Trust 2001-34                                                Series 2001-20A
     5.449%, 11/16/15                 55,741               55,802       6.290%, 01/01/21              517,578            541,844
  REMIC Trust 2001-44                                                Series 2002-10A
     6.114%, 11/16/21                710,922              725,439       5.350%, 01/01/12              579,597            584,920
  REMIC Trust 2002-35                                                Series 2002-10B
     5.892%, 10/16/23                800,000              822,658       5.300%, 03/01/12              714,383            720,536
  REMIC Trust 2002-83                                                Series 2002-10F
     3.313%, 04/16/17                200,443              195,388       3.940%, 11/01/12              355,623            346,385
  REMIC Trust 2003-16                                                Series 2002-20J
     3.130%, 04/16/16                391,275              379,307       4.750%, 10/01/22              789,669            779,474
  REMIC Trust 2003-22                                                Series 2003-10B
       2.750%, 06/16/21              228,338              219,792       3.390%, 03/01/13              495,328            473,762



                                                                                                                         (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Shares or         Market Value                                  Shares or         Market Value
                                   Principal           (Note 1)                                    Principal           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                     CenterPoint Energy Transition Bond Co. 2001-1
                                                                        4.760%, 09/15/09         $    441,196       $    440,844
  Series 2003-10C                                                    Connecticut RRB Series 2001-1 A2
     3.530%, 05/01/13           $    470,488         $    451,159       5.730%, 03/30/09              612,641            616,536
  Series 2003-20C                                                    Connecticut RRB Series 2001-1 A5
     4.500%, 03/01/23              1,065,303            1,036,630       6.210%, 12/30/11              365,000            382,891
  Series 2003-20D                                                    Consumer Funding 2001-1
     4.760%, 04/01/23                560,186              552,955       4.980%, 04/20/12              300,000            301,030
  Series 2003-20E                                                    Detroit Edison Securitization Funding 2001-1
     4.640%, 05/01/23                547,477              536,567       6.190%, 03/01/13              100,000            104,889
  Series 2003-20F                                                    Illinois Power Trust Series 1998-1
     4.070%, 06/01/23              1,013,866              958,825       5.540%, 06/25/09              137,371            138,178
  Series 2003-20I                                                    Massachusetts RBB Trust 1999-1
     5.130%, 09/01/23                709,527              713,604       7.030%, 03/15/12              200,000            212,626
  Series 2005-20B                                                    Massachusetts RBB Trust 2001-1
     4.625%, 02/01/25                683,740              666,438       6.530%, 06/01/15              538,698            571,135
                                                     ------------    PECO Energy Bonds Series 2000-A
  Total US Government & Agency Obligations                              7.625%, 03/01/10              250,000            269,311
       (Cost $22,293,696)                              21,907,018    PG&E Energy and Recovery Funding 2005-1
                                                     ------------       4.470%, 12/25/14              750,000            731,265
                                                                     PP&L Transition Bonds Series 1999-1
US GOVERNMENT INSURED OBLIGATIONS - 0.55%                               7.150%, 06/25/09              485,000            510,453
                                                                     Public Service New Hampshire Series 2001-1 A3
  Federal Housing Authority Project Loan                                6.480%, 05/01/15              780,000            836,814
* Downtowner Apartments                                                                                             ------------
     8.375%, 11/01/11                 89,266               95,189
* Reilly #046                                                        Total Corporate Asset Backed Securities
     6.513%, 06/01/14                 52,215               52,840          (Cost $7,058,223)                           6,877,828
* USGI #87                                                                                                          ------------
     7.430%, 08/01/23                 51,136               51,958
                                                     ------------    CORPORATE OBLIGATIONS - 17.82%

  Total US Government Insured Obligations                            Arkansas Electric Cooperative Corporation
     (Cost $193,923)                                      199,987       7.330%, 06/30/08              188,000            192,871
                                                     ------------    Burlington Northern and Santa Fe Railway Co.
                                                                        6.230%, 07/02/18              843,705            887,966
CORPORATE ASSET BACKED SECURITIES - 18.81%                           Continental Airlines Inc.
                                                                        7.707%, 04/02/21              664,548            669,873
  American Airlines, Inc. Series 2001-1                              CSX Corporation
     6.977%, 05/23/21                563,500              527,526       6.550%, 06/15/13              300,000            324,669
  Atlantic City Electric Funding Series 2002-1 A3                    Delta Airlines
     4.910%, 07/20/17                800,000              797,439       6.718%, 01/02/23              657,961            667,369
  California Infrastructure SCE Series 1997-1                        FedEx Corporation
     6.380%, 09/25/08                180,059              181,526       7.650%, 01/15/22              128,299            151,165
  California Infrastructure SDG&E Series 1997-1
     6.370%, 12/26/09                250,000              255,365


                                                                                                                         (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Shares or         Market Value
                                   Principal           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------
CORPORATE OBLIGATIONS - (Continued)                                  Note 1 - Investment Valuation

  Ford Motor Credit Company                                             The Fund's  investments  in  securities  are  carried at
     7.375%, 02/01/11           $    375,000         $    328,694       value.  Securities  listed on an exchange or quoted on a
  General Motors Acceptance Corp.                                       national  market  system  are  valued at the last  sales
     6.875%, 08/28/12                375,000              338,000       price as of 4:00 p.m. Eastern Time. Securities traded in
  National Rural Utilities Co-op                                        the NASDAQ  over-the-counter market are generally valued
     3.875%, 02/15/08                750,000              733,848       at the NASDAQ Official  Closing Price.  Other securities
  Nevada Power Company                                                  traded  in  the   over-the-counter   market  and  listed
     5.875%, 01/15/15                375,000              372,121       securities  for which no sale was  reported on that date
  Norfolk Southern Railway Company                                      are valued at the most recent bid price.  Securities and
     5.950%, 04/01/08                250,000              256,039       assets for which  representative  market  quotations are
  Provident Companies Inc.                                              not readily  available  (e.g.,  if the exchange on which
     7.000%, 07/15/18                375,000              387,770       the  portfolio  security is  principally  traded  closes
  Southwest Airlines Co Series 2001-1                                   early  or if  trading  of the  particular  portfolio  is
     5.100%, 05/01/06                547,138              548,128       halted  during the day and does not resume  prior to the
  Union Pacific ETC Corporation                                         Fund's net asset value  calculation)  or which cannot be
     4.698%, 01/02/24                573,053              551,363       accurately   valued  using  the  Fund's  normal  pricing
  Union Pacific Railroad Company                                        procedures  are  valued at fair value as  determined  in
     6.630%, 01/27/22                 97,705              106,939       good faith under  policies  approved by the Trustees.  A
                                                     ------------       portfolio  security's "fair value" price may differ from
                                                                        the price next  available  for that  portfolio  security
  Total Corporate Obligations                                           using the Fund's normal pricing  procedures.  Investment
     (Cost $6,675,928)                                  6,516,815       companies  are  valued at net asset  value.  Instruments
                                                     ------------       with  maturities  of 60  days  or  less  are  valued  at
                                                                        amortized cost, which approximates market value.
Total Investments
     (Cost $36,766,149) - 98.58%                     $ 36,046,027       This Schedule of Investments  includes securities valued
Other Assets less Liabilities - 1.42%                     521,833       at $333,039 (0.91% of net assets) whose values have been
                                                     ------------       estimated  using a method  approved by the Trust's Board
                                                                        of  Trustees.  Such  securities  are  valued  by using a
Net Assets - 100.00%                                 $ 36,567,860       matrix system, which is based upon the factors described
                                                     ============       above and  particularly the spread between yields on the
                                                                        securities  being  valued  and  yields on U.S.  Treasury
Aggregate  cost for federal  income tax  purposes is  $36,772,112.      securities  with  similar  remaining  years to maturity.
Unrealized  appreciation/(depreciation) of investments for federal      Those  estimated  values may differ from the values that
income tax purposes is as follows:                                      would  have  resulted  from  actual  purchase  and  sale
                                                                        transactions.

Aggregate gross unrealized appreciation              $    176,821    Summary of Investments by Category
Aggregate gross unrealized depreciation                  (902,906)
                                                     ------------                                        % of Net
Net unrealized depreciation                          $   (726,085)   Category                             Assets            Value
                                                     ============    ---------------------------------------------------------------
                                                                     Corporate ABS                        18.81%       $  6,877,828
* Securities valued using Matrix System.  (note 1)                   Corporate Obligations                17.82%          6,516,815
                                                                     Money Market                          1.49%            544,379
                                                                     US Gov. & Agency Obligations         59.91%         21,907,018
                                                                     US Gov. Insured Obligations           0.55%            199,987
                                                                     ---------------------------------------------------------------
                                                                     Total                                98.58%       $ 36,046,027


The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                    Market Value
                                      Shares           (Note 1)                                       Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 99.52%                                               Health Care Equipment & Services - 12.17%
                                                                     *  Caremark Rx, Inc.              3,000        $    155,370
Banks - 2.55%                                                        *  Express Scripts Inc.           1,700             142,460
  Bank of America Corporation          7,500         $    346,125    *  Resmed Inc.                    5,100             195,381
                                                     ------------    *  Respironics, Inc.              5,200             192,764
                                                                     *  St. Jude Medical, Inc.         4,200             210,840
Capital Goods & Services - 7.39%                                        Stryker Corporation            3,200             142,176
  Danaher Corporation                  6,100              340,258       UnitedHealth Group
  Fastenal Company                     4,428              173,533          Incorporated                5,400             335,556
  General Electric Company            11,800              413,590    *  WellPoint Inc.                 3,500             279,265
  Joy Global Inc                       1,950               78,000                                                   ------------
                                                     ------------                                                      1,653,812
                                                        1,005,381                                                   ------------
                                                     ------------
                                                                     Household & Personal Products - 4.04%
Consumer Durables & Apparel - 3.17%                                     The Procter & Gamble Company   9,500             549,860
* Coach, Inc.                          5,190              173,035                                                   ------------
  D.R. Horton, Inc.                    2,200               78,606
  Fortune Brands, Inc.                 2,300              179,446    Insurance - 2.36%
                                                     ------------       American International
                                                          431,087          Group, Inc.                 4,700             320,681
                                                     ------------                                                   ------------

Consumer Services - 4.97%                                            Pharmaceuticals & Biotechnology - 9.71%
* Apollo Group, Inc.                   1,900              114,874    *  Amgen, Inc.                    4,800             378,528
  Carnival Corporation                 2,820              150,785    *  Celgene Corporation            2,900             187,920
  Darden Restaurants, Inc.             3,300              128,304       Eli Lilly & Company            3,400             192,406
  Marriott International, Inc.         2,200              147,334    *  Genzyme Corporation            3,100             219,418
* Starbucks Corp.                      4,500              135,045    *  Gilead Sciences, Inc.          2,600             136,838
                                                     ------------       Johnson & Johnson              3,400             204,340
                                                          676,342                                                   ------------
                                                     ------------                                                      1,319,450
                                                                                                                    ------------
Diversified Financial Services - 6.63%
  American Express Company             4,400              226,424    Retailing - 9.54%
  Ameriprise Financial Inc.            3,300              135,300    *  Advance Auto Parts, Inc.       3,300             143,418
  Investors Financial                                                   Best Buy Co., Inc.             5,150             223,922
    Services Corp.                     4,400              162,052    *  Dick's Sporting Goods, Inc.    1,800              59,832
  Legg Mason, Inc.                     1,350              161,581    *  eBay Inc.                      2,600             112,450
  T. Rowe Price Group Inc.             3,000              216,090       Home Depot, Inc.               3,200             129,536
                                                     ------------    *  Kohl's Corporation             2,100             102,060
                                                          901,447       Nordstrom, Inc.                4,900             183,260
                                                     ------------       Staples, Inc.                  9,250             210,068
Energy - 6.96%                                                          Target Corporation             2,400             131,928
  Arch Coal, Inc.                        900               71,550                                                   ------------
  Diamond Offshore Drilling, Inc.      3,700              257,372                                                      1,296,474
  Noble Corporation                    1,200               84,648                                                   ------------
  Schlumberger Limited                 2,000              194,300
* Transocean Inc.                      2,600              181,194    Semiconductors & Semiconductor Equipment - 3.38%
  XTO Energy, Inc.                     3,566              156,690       Applied Materials, Inc.        9,500             170,430
                                                     ------------       Maxim Integrated
                                                          945,754          Products, Inc.              3,100             112,344
                                                     ------------       Texas Instruments, Inc.        5,500             176,385
Food & Staples Retailing - 1.37%                                                                                    ------------
  Walgreen Co.                         4,200              185,892                                                        459,159
                                                     ------------                                                   ------------

Food, Beverage & Tobacco - 1.56%
  PepsiCo, Inc.                        3,600              212,688
                                                     ------------


                                                                                                                         (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                      Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Note 1 - Investment Valuation

Software & Services - 12.37%                                            The Fund's  investments  in  securities  are  carried at
  Accenture Ltd.                       4,800         $    138,576       value.  Securities  listed on an exchange or quoted on a
  Adobe Systems, Inc.                  5,400              199,584       national  market  system  are  valued at the last  sales
* Broadcom Corporation                 2,900              136,735       price as of 4:00 p.m. Eastern Time. Securities traded in
  Computer Associates                                                   the NASDAQ  over-the-counter market are generally valued
    International, Inc.                4,700              132,493       at the NASDAQ Official  Closing Price.  Other securities
* Electronic Arts Inc.                 3,900              204,009       traded  in  the   over-the-counter   market  and  listed
  Microsoft Corporation               15,500              405,325       securities  for which no sale was  reported on that date
* Oracle Corporation                  14,700              179,487       are valued at the most recent bid price.  Securities and
  Paychex, Inc.                        4,100              156,292       assets for which  representative  market  quotations are
* Yahoo! Inc.                          3,300              129,294       not readily  available  (e.g.,  if the exchange on which
                                                     ------------       the  portfolio  security is  principally  traded  closes
                                                        1,681,795       early or if trading of the particular portfolio security
                                                     ------------       is halted  during the day and does not  resume  prior to
Technology Hardware & Equipment - 9.83%                                 the Fund's net asset value  calculation) or which cannot
* Apple Computer, Inc.                 4,000              287,560       be  accurately  valued using the Fund's  normal  pricing
* Cisco Systems, Inc.                 11,900              203,728       procedures  are  valued at fair value as  determined  in
* EMC Corporation                     17,000              231,540       good faith under  policies  approved by the Trustees.  A
* Jabil Circuit, Inc.                  8,800              326,392       portfolio  security's "fair value" price may differ from
* Juniper Networks, Inc.               2,700               60,210       the price next  available  for that  portfolio  security
* Network Appliance, Inc.              2,200               59,400       using the Fund's normal pricing  procedures.  Investment
* Zebra Technologies Corp.             3,900              167,115       companies  are  valued at net asset  value.  Instruments
                                                     ------------       with  maturities  of 60  days  or  less  are  valued  at
                                                        1,335,945       amortized cost, which approximates market value.
                                                     ------------
Transportation - 1.52%
  Norfolk Southern Corporation         4,600              206,218    Summary of Investment by Industry
                                                     ------------                                         % of Net
                                                                     Industry                               Assets         Value
Total Common Stocks (Cost $11,989,668)                 13,528,110    --------------------------------------------------------------
                                                     ------------    Banks                                   2.55%    $    346,125
                                                                     Capital Goods & Services                7.39%       1,005,381
INVESTMENT COMPANY - 0.53%                                           Consumer Durables & Apparel             3.17%         431,087
  Evergreen Institutional Money Market Fund                          Consumer Services                       4.97%         676,342
     (Cost $71,739)                   71,739               71,739    Diversified Financial Services          6.63%         901,447
                                                     ------------    Energy                                  6.96%         945,754
                                                                     Food & Staples Retailing                1.37%         185,892
Total Investments (Cost $12,061,407) - 100.05%       $ 13,599,849    Food, Beverage & Tobacco                1.56%         212,688
Liabilities in Excess of Other Assets - (0.05%)            (6,283)   Health Care Equipment & Services       12.17%       1,653,812
                                                     ------------    Household & Personal Products           4.04%         549,860
                                                                     Insurance                               2.36%         320,681
Net Assets - 100.00%                                 $ 13,593,566    Pharmaceuticals & Biotechnology         9.71%       1,319,450
                                                     ============    Investment Company                      0.53%          71,739
                                                                     Retailing                               9.54%       1,296,474
* Non-income producing investment.                                   Semiconductors &
                                                                         Semiconductor Equipment             3.38%         459,159
Aggregate  cost for  financial  reporting  and federal  income tax   Software & Services                    12.37%       1,681,795
purposes is the same.  Unrealized  appreciation/(depreciation)  of   Technology Hardware & Equipment         9.83%       1,335,945
investments  for  financial   reporting  and  federal  income  tax   Transportation                          1.52%         206,218
purposes is as follows:                                              -------------------------------------------------------------
                                                                     Total                                 100.05%    $ 13,599,849

Aggregate gross unrealized appreciation              $  1,931,142
Aggregate gross unrealized depreciation                  (392,700)
                                                     ------------
Net unrealized appreciation                          $  1,538,442
                                                     ============



The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                    Market Value
                                      Shares           (Note 1)                                       Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 73.91%                                               Health Care Equipment & Services - 8.93%
                                                                     *  Caremark Rx, Inc.              2,000        $    103,580
Banks - 1.92%                                                        *  Express Scripts, Inc.          1,200             100,560
  Bank of America Corporation          5,300         $    244,595    *  Resmed Inc.                    3,600             137,916
                                                     ------------    *  Respironics Inc.               3,700             137,159
                                                                     *  St. Jude Medical Inc.          2,800             140,560
Capital Goods & Services - 6.07%                                        Stryker Corporation            2,120              94,192
  Danaher Corporation                  4,200              234,276       UnitedHealth Group
  Fastenal Company                     3,116              122,116          Incorporated                3,600             223,704
  General Electric Company             8,300              290,915    *  WellPoint Inc.                 2,500             199,475
  Joy Global Inc.                      3,150              126,000                                                   ------------
                                                     ------------                                                      1,137,146
                                                          773,307                                                   ------------
                                                     ------------
                                                                     Household & Personal Products - 3.27%
Consumer Durables & Apparel - 2.41%                                     The Procter & Gamble Company   7,200             416,736
                                                                                                                    ------------
* Coach, Inc.                          4,090              136,360
  DR Horton Inc.                       1,500               53,595    Insurance - 1.66%
  Fortune Brands, Inc.                 1,500              117,030       American International
                                                     ------------           Group, Inc.                3,100             211,513
                                                          306,985                                                   ------------
                                                     ------------
                                                                     Pharmaceuticals & Biotechnology - 6.89%
Consumer Services - 3.58%                                            *  Amgen, Inc.                    3,160             249,198
* Apollo Group, Inc.                   1,200               72,552    *  Celgene Corporation            2,100             136,080
  Carnival Corporation                 1,900              101,593       Eli Lilly & Company            2,100             118,839
  Darden Restaurants, Inc              2,200               85,536    *  Genzyme Corporation            1,900             134,482
  Marriott International, Inc.         1,500              100,455    *  Gilead Sciences, Inc.          1,800              94,734
* Starbucks Corp.                      3,200               96,032       Johnson & Johnson              2,400             144,240
                                                     ------------                                                   ------------
                                                          456,168                                                        877,573
                                                     ------------                                                   ------------

Diversified Financial Services - 4.96%
  American Express Company             3,700              190,402
  Ameriprise Financial Inc.            2,340               95,940    Retailing - 7.35%
  Investors Financial                                                *  Advance Auto Parts, Inc.       2,250              97,785
     Services Corp.                    3,000              110,490       Best Buy Co., Inc.             3,650             158,702
  Legg Mason, Inc.                       885              105,926    *  Dick's Sporting Goods, Inc.    2,100              69,804
  T. Rowe Price Group Inc.             1,795              129,294    *  eBay Inc.                      2,400             103,800
                                                     ------------       Home Depot, Inc.               2,100              85,008
                                                          632,052    *  Kohl's Corporation             1,400              68,040
                                                     ------------       Nordstrom, Inc.                3,300             123,420
                                                                        Staples, Inc.                  6,200             140,802
Energy - 5.05%                                                          Target Corporation             1,600              87,952
  Arch Coal, Inc.                        600               47,700                                                   ------------
  Diamond Offshore Drilling, Inc.      2,400              166,944                                                        935,313
  Noble Corporation                      800               56,432                                                   ------------
  Schlumberger Limited                 1,400              136,010
* Transocean Inc.                      1,800              125,442
  XTO Energy, Inc.                     2,500              109,850    Semiconductors & Semiconductor Equipment - 2.68%
                                                     ------------       Applied Materials, Inc.        5,810             104,231
                                                          642,378       Maxim Integrated
                                                     ------------          Products, Inc.              2,200              79,728
                                                                        Texas Instruments, Inc.        4,880             156,501
Food & Staples Retailing - 0.97%                                                                                    ------------
  Walgreen Co.                         2,800              123,928                                                        340,460
                                                     ------------                                                   ------------

Food, Beverage & Tobacco - 1.07%
  PepsiCo., Inc.                           2,300          135,884
                                                     ------------


                                                                                                                         (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Shares or         Market Value                                  Shares or         Market Value
                                   Principal           (Note 1)                                    Principal           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          U.S. GOVERNMENT OBLIGATIONS - 10.24%

Software & Services - 8.06%                                             United States Treasury Bill
  Accenture Ltd.                       3,400         $     98,158          3.201%, 01/26/06     $  1,100,000        $  1,097,267
  Adobe Systems, Inc                   2,700               99,792       United States Treasury Note
* Broadcom Corporation                 2,000               94,300          8.00%, 11/15/21            20,000              27,554
  Computer Associates                                                      6.25%, 08/15/23            20,000              23,883
     International, Inc.               3,200               90,208       Federal Home Loan Mortgage Corporation
* Electronic Arts Inc.                 2,400              125,544          5.95%, 01/19/06           155,000             155,081
                                                                                                                    ------------
  Microsoft Corporation               10,120              264,638
* Oracle Corporation                   9,800              119,658       Total U.S. Government Obligations
  Paychex, Inc.                        2,800              106,736          (Cost $1,294,205)                           1,303,785
                                                                                                                    ------------
* Yahoo! Inc.                            700               27,426
                                                     ------------
                                                        1,026,460    CORPORATE OBLIGATIONS - 9.10%
                                                     ------------
Technology Hardware & Equipment - 7.91%
* Apple Computer, Inc.                 2,700              194,103       Boston Edison Company
* Cisco Systems, Inc.                  8,340              142,781          7.80%, 05/15/10            60,000              66,735
* EMC Corporation                     11,170              152,135       Coca-Cola Company
* Jabil Circuit, Inc.                  5,710              211,784          5.75%, 03/15/11           200,000             207,716
* Juniper Networks, Inc.               4,300               95,890       Dow Chemical
* Network Appliance, Inc.              1,500               40,500          7.375%, 11/01/29          170,000             204,820
* SanDisk Corp.                        1,000               62,820       Dow Chemical Capital Debenture
* Zebra Technologies Corp.             2,500              107,125          9.20%, 06/01/10            15,000              17,465
                                                     ------------       El Paso Energy
                                                        1,007,138          6.95%, 12/15/07           200,000             202,250
                                                     ------------       ITT Corporation
Transportation - 1.13%                                                     7.375%, 11/15/15           95,000             103,075
  Norfolk Southern Corporation         3,200              143,456       Nalco Chemical
                                                     ------------          6.25%, 05/15/08            50,000              50,063
                                                                        Sears Roebuck Acceptance
Total Common Stocks (Cost $8,359,490)                   9,411,092        7.00%, 02/01/11             170,000             174,536
                                                     ------------       Time Warner Company, Inc.
                                                                           9.15%, 02/01/23            35,000              43,043
INVESTMENT COMPANY - 4.52%                                              Wal-Mart Stores, Inc.
  Merrimac Cash Series Nottingham Shares                                    8.07%, 12/21/12           80,000              88,442
     (Cost $575,734)                 575,734              575,734                                                   ------------
                                                     ------------
                                                                        Total Corporate Obligations
PRIVATE INVESTMENT COMPANY - 2.14%                                         (Cost $1,084,535)                           1,158,145
 (B) Pamlico Short-Term Income Fund                                                                                 ------------
     (Cost $272,253)                 272,253              272,253
                                                     ------------    Total Investments
                                                                           (Cost $11,586,217) - 99.91%              $ 12,721,009
                                                                     Other Assets less Liabilities - 0.09%                11,727
                                                                                                                    ------------

                                                                     Net Assets - 100.00%                           $ 12,732,736
                                                                                                                    ============


                                                                                                                         (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Aggregate  cost for federal  income tax  purposes is  $11,590,035.   Note 2 - Restricted Security Transactions
Unrealized appreciation  (depreciation) of investments for federal
income tax purposes is as follows:                                   Although Pamlico  Short-Term Income Fund ("Pamlico") meets the definition of a restricted security as defined in Reg.
Aggregate gross unrealized appreciation              $  1,405,109    ss.210.6-03  (f) of Regulation  S-X of the  Securities and
Aggregate gross unrealized depreciation                  (274,135)   Exchange  Commission,  the  Board  has  determined  that a
                                                     ------------    restricted   security,   as  indicated  as  a  fundamental
Net unrealized appreciation                          $  1,130,974    limitation of the Fund,  must also be illiquid  (i.e.  the
                                                     ============    fund  cannot  reasonably  expect to receive  the amount at which it values the security  within seven days).  Pamlico
 * Non-income producing investment.                                  is designed as an overnight sweep instrument for the funds and as such, investments in this security are available on
(B)Restricted  security - A  restricted security cannot be resold    demand.
   to the general  public  without prior  registration  under the
   Securities  Act  of 1933.  Restricted  securities  are  valued
   according  to the  guidelines  and  procedures  adopted by the    Summary of Investments by Industry
   Board of Trustees. The Fund currently  holds 272,253 shares of                                         % of Net
   Pamlico  Short-Term  Income Fund at  a cost of  $272,253.  The    Industry                              Assets           Value
   sale of this  investment  has  been  restricted  and has  been    ---------------------------------------------------------------
   valued in accordance with the guidelines adopted  by the Board    Banks                                  1.92%     $    244,595
   of  Trustees.  The  total  fair  value  of  this  security  at    Capital Goods & Services               6.07%          773,307
   December 31, 2005 is $272,253,  which represents 2.14%  of net    Consumer Durables & Apparel            2.41%          306,985
   assets.   See   Note  2  for  additional   information   about    Consumer Services                      3.58%          456,168
   restricted security transactions.                                 Corporate Obligations                  9.10%        1,158,145
                                                                     Diversified Financial Services         4.96%          632,052
Note 1 - Investment Valuation                                        Energy                                 5.05%          642,378
                                                                     Food & Staples Retailing               0.97%          123,928
The  Fund's  investments in  securities  are  carried  at  value.    Food, Beverage & Tobacco               1.07%          135,884
Securities listed on an exchange  or quoted on a national  market    Health Care Equipment & Services       8.93%        1,137,146
system are valued at the last sales price as of 4:00 p.m. Eastern    Household & Personal Products          3.27%          416,736
Time. Other securities traded in the  over-the-counter market and    Insurance                              1.66%          211,513
listed securities for which no sale was reported on that date are    Investment Company                     4.52%          575,734
valued at the most recent  bid price.  Securities  and assets for    Pharmaceuticals & Biotechnology        6.89%          877,573
which representative  market quotations are not readily available    Private Investment Company             2.14%          272,253
(e.g., if  the  exchange  on  which  the  portfolio  security  is    Retailing                              7.35%          935,313
principally traded  closes early or if trading of the  particular    Semiconductors &
portfolio security  is halted  during the day and does not resume       Semiconductor Equipment             2.68%          340,460
prior to the Fund's net asset value calculation)  or which cannot    Software & Services                    8.06%        1,026,460
be accurately  valued using the Fund's normal pricing  procedures    Technology Hardware & Equipment        7.91%        1,007,138
are  valued  at fair  value  as  determined  in good faith  under    Transportation                         1.13%          143,456
policies  approved by the Trustees.  A portfolio security's "fair    U.S. Government Obligations           10.24%        1,303,785
value"  price may differ  from the price next available  for that    ---------------------------------------------------------------
portfolio  security  using the Fund's normal pricing  procedures.                                          99.91%     $ 12,721,009
Investment  companies  are valued at net asset value. Instruments with  maturities of 60 days or less are valued at amortized cost, which approximates market value.


The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                    Market Value
                                      Shares           (Note 1)                                       Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 97.16%                                               Medical/Health Care - 28.59%
                                                                     *  Accelrys, Inc.               931,553        $  7,480,371
Business Services - 21.60%                                           *  Affymetrix, Inc.             263,800          12,596,450
  Acxiom Corporation                 437,900         $ 10,071,700    *  Albany Molecular
  Catalina Marketing Corporation      71,000            1,799,850          Research, Inc.            251,250           3,052,688
* Concur Technologies Inc.         1,039,215           13,395,481    *  Bruker Biosciences
  Fair Isaac Corporation             233,825           10,328,050          Corporation               887,500           4,313,250
* Macrovision Corporation            742,245           12,417,759    *  Diagnostic Products
  Nuance Communications, Inc.        308,524            2,354,038          Corporation               168,000           8,156,400
* PDI, Inc.                          190,300            2,569,050    *  Human Genome
* SPSS Inc.                          506,800           15,675,324          Sciences, Inc.            680,500           5,825,080
* Transaction Systems                                                *  Incyte Corporation         1,140,900           6,092,406
     Architects, Inc.                351,900           10,131,201    *  Kensey Nash Corporation      274,000           6,036,220
                                                     ------------       Medicis Pharmaceuticals
                                                       78,742,453          Corporation               251,400           8,057,370
                                                     ------------    *  Molecular Devices
                                                                           Corporation               441,650          12,776,934
Consumer Related - 11.80%                                            *  Pharmacopeia, Inc.           452,276           1,610,103
* Dolby Laboratories                 619,200           10,557,360    *  Serologicals Corporation     708,400          13,983,816
* DTS Inc.                           816,740           12,087,752    *  Techne Corporation           192,750          10,822,912
* Green Mountain Coffee                                              *  Ventana Medical Systems, Inc. 80,400           3,404,940
     Roasters, Inc.                  311,597           12,650,838                                                   ------------
* Panera Bread Company                12,900              847,272                                                    104,208,940
* The Cheesecake Factory Inc.        183,625            6,865,739                                                   ------------
                                                     ------------
                                                       43,008,961    Total Common Stock (Cost $299,322,781)          354,167,396
                                                     ------------                                                   ------------

Industrial Products & Systems - 20.57%                               MONEY MARKET FUND - 4.62%
* ANSYS, Inc.                        333,600           14,241,384       Evergreen Institutional Money Market Fund
  Cognex Corporation                 437,400           13,161,366          (Cost $16,832,960)     16,832,960          16,832,960
* Dionex Corporation                 153,600            7,538,688
* FEI Company                        733,700           14,065,029
* FLIR Systems, Inc.                 482,994           10,785,256    PRIVATE INVESTMENT COMPANY - 0.57%
* Symyx Technologies                 556,647           15,190,897    (B)Pamlico Short-Term Income Fund
                                                     ------------          (Cost $2,085,926)       2,085,926           2,085,926
                                                       74,982,620                                                   ------------
                                                     ------------
                                                                     Total Investments
                                                                        (Cost $318,241,667) - 102.35%               $373,086,282
Information/Knowledge Management - 14.60%                            Liabilities in Excess of Other Assets - (2.35%)  (8,559,354)
  Blackbaud, Inc.                    294,740            5,034,159                                                   ------------
* Datastream Systems, Inc.           438,500            3,793,025
* Dendrite International, Inc.       660,360            9,515,788    Net Assets - 100.00%                           $364,526,928
* Manhattan Associates, Inc.         563,000           11,530,240                                                   ============
* Netscout Systems, Inc.             939,600            5,120,820
* Radisys Corporation                572,900            9,934,086    Aggregate cost for financial  reporting and federal income
* Tollgrade Communications, Inc.     564,000            6,164,520    tax      purposes     is     the     same.      Unrealized
* Tyler Technologies, Inc.           242,800            2,131,784    appreciation/(depreciation)  of investments  for financial
                                                     ------------    reporting and federal income tax purposes is as follows:
                                                       53,224,422
                                                     ------------    Aggregate gross unrealized appreciation        $ 94,598,550
                                                                     Aggregate gross unrealized depreciation         (39,753,935)
                                                                                                                    ------------
                                                                     Net unrealized appreciation                    $ 54,844,615
                                                                                                                    ============



                                                                                                                         (Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

*    Non-income producing investment.                                Summary of Investments by Sector
(B)  Restricted  security - A restricted security cannot be resold                                    % of Net
     to the general  public without prior  registration  under the   Sector                             Assets             Value
     Securities  Act of 1933.  Restricted  securities  are  valued   ---------------------------------------------------------------
     according to the  guidelines  and  procedures  adopted by the   Business Services                  21.60%        $ 78,742,453
     Board of Trustees.  The Fund currently holds 2,085,926 shares   Consumer Related                   11.80%          43,008,961
     of Pamlico  Short-Term  Income Fund at a cost of  $2,085,926.   Industrial Products & Systems      20.57%          74,982,620
     The sale of this  investment has been restricted and has been   Information/Knowledge
     valued in accordance with the guidelines adopted by the Board        Management                    14.60%          53,224,422
     of  Trustees.  The  total  fair  value  of this  security  at   Medical/Health Care                28.59%         104,208,940
     December 31, 2005 is $2,085,926,  which  represents  0.57% of   Money Market Fund                   4.62%          16,832,960
     net  assets.  See  Note 2 for  additional  information  about   Private Investment Company          0.57%           2,085,926
     restricted security transactions.                               ---------------------------------------------------------------
                                                                                                       102.35%        $373,086,282
Note 1 - Investment Valuation

     The Fund's  investments  in securities  are carried at value.
     Securities  listed on an  exchange  or  quoted on a  national market  system are valued at the last sales  price as of 4:00
     p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
     over-the-counter  market are  generally  valued at the NASDAQ
     Official  Closing  Price.  Other  securities  traded  in  the over-the-counter  market and listed  securities  for which no sale was  reported on that date are valued at the most recent bid price.  Securities  and  assets for which  representative market  quotations are not readily  available  (e.g.,  if the exchange  on which  the  portfolio  security  is  principally traded closes early or if trading of the particular portfolio security is halted  during the day and does not resume  prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing  procedures are valued at fair value as  determined  in good faith  under policies  approved by the  Trustees.  A portfolio  security's
     "fair value"  price may differ from the price next  available for that  portfolio  security using the Fund's normal pricing procedures.  Investment  companies  are  valued  at net asset value.  Instruments  with  maturities  of 60 days or less are valued at amortized cost, which approximates market value.


Note 2 - Restricted Security Transactions

     Although Pamlico Short-Term Income Fund ("Pamlico") meets the definition  of a  restricted  security  as  defined  in  Reg.
     ss.210.6-03  (f) of  Regulation  S-X of  the  Securities  and
     Exchange   Commission,   the  Board  has  determined  that  a
     restricted security, as indicated as a fundamental limitation of the Fund,  must also be  illiquid  (i.e.  the fund  cannot reasonably  expect to  receive  the amount at which it values the security  within  seven days).  Pamlico is designed as an overnight  sweep  instrument  for  the  funds  and  as  such, investments in this security are available on demand.



The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                    Market Value
                                      Shares           (Note 1)                                       Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 96.74%                                               Irish Equity - 3.08%
                                                                        C&C Group plc                 13,800        $     88,221
Australian Equities - 2.23%                                             IAWS Group plc                10,000             143,838
  Westpac Banking Corporation         15,800         $    263,584       Paddy Power plc                9,200             131,786
                                                     ------------                                                   ------------
                                                                                                                         363,845
Belgium Equity - 2.16%                                                                                              ------------
  Dexia                               11,070              255,290    Israeli Equities - 3.77%
                                                     ------------    u* Check Point Software
                                                                           Technologies, Ltd.          4,500              90,450
Bermuda Equities - 1.95%                                             u  Teva Pharmaceutical
u Axis Capital Holdings Ltd.           4,010              125,433          Industries Ltd.             8,250             354,833
u Endurance Specialty Holdings Ltd.    2,925              104,861                                                   ------------
                                                     ------------                                                        445,283
                                                          230,294                                                   ------------
                                                     ------------    Italian Equities - 7.11%
                                                                        Amplifon SpA                   4,690             316,479
Canadian Equities - 4.49%                                               Tod's SpA                      2,900             195,485
* Patheon, Inc.                       14,400               69,498       UniCredito Italiano SpA       47,800             329,343
u Royal Bank of Canada                 4,050              315,819                                                   ------------
u*SunOpta Inc.                        27,700              145,702                                                        841,307
                                                     ------------                                                   ------------
                                                          531,019    Japanese Equities - 10.12%
                                                     ------------       Asatsu-DK Inc.                 5,600             178,072
                                                                        Daito Trust Construction
Chinese Equity - 1.66%                                                     Co Ltd.                     6,800             351,734
  Travelsky Technology Ltd.          212,900              196,326       Hakuhodo DY Holdings Inc.      1,600             112,745
                                                     ------------       Japan Tabacco Inc.                14             204,189
                                                                        Origin Toshu Co Ltd.           5,600             106,843
Danish Equtiy - 2.61%                                                   SKY Perfect Communications Inc.   99              77,484
  Danske Bank A/S                      8,750              308,201       Uni-Charm Corporation          3,700             166,285
                                                     ------------                                                   ------------
                                                                                                                       1,197,352
French Equities -8.68%                                                                                              ------------
  Axa                                  7,400              238,811    Mexican Equities - 4.41%
  Euronext NV                          7,130              371,398    u  Fomento Economico
  Hermes International                   920              230,136          Mexicano, SA de CV          3,350             242,909
  L'Oreal SA                           2,500              185,865       Wal-Mart de Mexico SA de CV   50,200             278,731
                                                     ------------                                                   ------------
                                                        1,026,210                                                        521,640
                                                     ------------                                                   ------------
German Equities - 4.60%                                              Netherland Equities - 6.22%
  Rhoen Klinikum AG                    7,220              275,996       ABN AMRO Holding NV            6,738             176,208
  Schering AG                          4,010              268,457       DSM NV                         5,800             236,889
                                                     ------------       Koninkijke (Royal) Philips
                                                          544,453          Electronics NV              5,376             167,065
                                                     ------------       VNU NV                         4,700             155,851
                                                                                                                    ------------
Hong KongEquities - 6.70%                                                                                                736,013
  Esprit Holdings Ltd.                56,200              399,378                                                   ------------
u NAM TAI Electronics, Inc.            9,150              205,875
  Global Bio-Chem Technology                                         Norwegian Equity - 1.09%
     Group Co. Ltd.                  427,700              187,549       Tandberg ASA                  21,000             128,502
                                                     ------------                                                   ------------
                                                          792,802
                                                     ------------    Swedish Equities - 5.58%
India Equity - 1.27%                                                    Clas Ohlson AB                10,700             202,692
Satyam Computer Services Ltd.               4,100         150,019       Nordea Bank AB                22,500             233,643
                                                     ------------       Swedish Match AB              19,000             223,605
                                                                                                                    ------------
                                                                                                                         659,940
                                                                                                                    ------------

                                                                                                                         (Continued)


The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                      Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------
                                                                     Aggregate  cost for financial  reporting and federal income
COMMON STOCKS - (Continued)                                          tax      purposes      is     the     same.      Unrealized
                                                                     appreciation/(depreciation)  of  investments  for financial
Swiss Equities - 5.18%                                               reporting and federal income tax purposes is as follows
* Kaba Holding AG                        600         $    147,032
  Nobel Biocare Holding AG             1,005              221,039    Aggregate gross unrealized appreciation        $  3,516,550
  Synthes-Statec, Inc.                 2,180              244,877    Aggregate gross unrealized depreciation            (333,064)
                                                     ------------                                                   ------------
                                                          612,948    Net unrealized appreciation                    $  3,183,486
                                                     ------------                                                   ============
United Kingdom Equities - 13.83%                                     Note 1 - Investment Valuation
  British Sky Broadcasting Group plc  22,200              189,644
  Man Group plc                        9,575              314,658    The Fund's  investments in securities are carried at value.
  Royal Bank of Scotland Group plc     6,433              194,248    Securities  listed on an  exchange  or quoted on a national
  SABMiller plc                       13,900              253,745    market system are valued at the last sales price as of 4:00
  Shire Pharmaceuticals Group plc     20,950              268,179    p.m.  Eastern  Time.   Securities   traded  in  the  NASDAQ
  United Business Media plc           14,637              160,420    over-the-counter  market are generally valued at the NASDAQ
u Willis Group Holdings Ltd.           6,900              254,886    Official  Closing  Price.  Other  securities  traded in the
                                                     ------------    over-the-counter  market and listed securities for which no
                                                        1,635,780    sale  was  reported  on that  date are  valued  at the most
                                                     ------------    recent   bid  price.   Securities   and  assets  for  which
                                                                     representative  market quotations are not readily available
Total Common Stocks (Cost $8,257,322)                  11,440,808    (e.g.,  if the exchange on which the portfolio  security is
                                                     ------------    principally  traded  closes  early  or if  trading  of  the particular  portfolio security is halted during the day and
MONEY MARKET - 2.08%                                                 does  not  resume  prior  to the  Fund's  net  asset  value
  Evergreen Institutional Money Market Fund                          calculation) or which cannot be accurately valued using the
     (Cost $245,636)                 245,636              245,636    Fund's normal  pricing  procedures are valued at fair value
                                                     ------------    as determined in good faith under policies  approved by the
                                                                     Trustees.  A portfolio  security's  "fair  value" price may
Total Investments (Cost $8,502,958) - 98.82%         $ 11,686,444    differ  from the price next  available  for that  portfolio
Other Assets less Liabilities - 1.18%                     139,130    security  using  the  Fund's  normal  pricing   procedures.
                                                     ------------    Investment   companies  are  valued  at  net  asset  value.
                                                                     Instruments  with  maturities of 60 days or less are valued
Net Assets - 100.00%                                 $ 11,825,574    at amortized cost, which approximates market value.
                                                     ============
                                                                     Note 2 - Foreign Currency Translation
* Non-income producing investment.
u American Depositary Receipts.                                      Portfolio  securities  and  other  assets  and  liabilities denominated in foreign  currencies are translated into U.S.
The  following   acronyms  and  abbreviations  are  used  in  this   dollars  based  on the  exchange  rate of  such  currencies
portfolio:                                                           against U.S.  dollars on the date of  valuation.  Purchases
A/S - Aktieselskap (Danish)                                          and sales of  securities  and income items  denominated  in
AB - Aktiebolag (Swedish)                                            foreign  currencies are translated into U.S. dollars at the
AG - Aktiengesellschaft (German)                                     exchange rate in effect on the transaction date.
ASA  -  Allmennaksjeselskap  (Norwegian)
SA  de  CV  -  Convertible  Securities (Mexican)                     The Fund does not  separately  report the effect of changes
Ltd. - Limited  (Various)                                            in foreign  exchange rates from changes in market prices on
NV - Naamloze  Vennootschap (Dutch)                                  securities  held. Such changes are included in net realized
plc - Public Limited Company (British)                               and unrealized gain or loss from investments.
SA - Societe Anonyme (French)
SpA - Societa Per Azioni (Italian)


                                                                                                                         (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Note 2 - Foreign Currency Translation (Contiued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange agins or losses arise from changes in foreign exxchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


Summary of Investments by Industry
                                          % of Net
Industry                                    Assets         Value
------------------------------------------------------------------
Advertising                                   2.46%   $    290,817
Apparel                                       3.60%        425,621
Banks                                        17.55%      2,076,337
Beverages                                     4.94%        584,874
Biotechnology                                 1.59%        187,549
Chemicals                                     2.00%        236,889
Cosmetics                                     2.98%        352,150
Distribution/Wholesale                        3.38%        399,378
Electronics                                   4.40%        519,972
Entertainment                                 1.11%        131,786
Finance                                       5.80%        686,056
Food                                          3.35%        396,383
Healthcare                                    3.94%        465,916
Healthcare-Services                           2.33%        275,996
Insurance                                     6.12%        723,992
Internet                                      0.76%         90,450
Media                                         3.62%        427,548
Pharmaceuticals                               8.13%        960,965
Money Market                                  2.08%        245,636
Publishing - Periodicals                      1.32%        155,851
Real Estate                                   2.97%        351,734
Retail                                        6.75%        797,903
Software                                      2.93%        346,345
Telecommunications                            1.09%        128,502
Tobacco                                       3.62%        427,794
------------------------------------------------------------------
Total                                        98.82%   $ 11,686,444


The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                    Market Value
                                      Shares           (Note 1)                                       Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCK - 96.67%                                                Health Care Equipment and Services - 12.39%
                                                                        Allscripts Healthcare
Automobiles & Components - 1.27%                                           Solutions Inc.              5,600        $     75,040
  Copart Inc.                          3,600         $     83,016       Biomet Inc.                    2,595              94,899
                                                     ------------    *  Covance Inc.                   3,010             146,136
                                                                     *  Express Scripts Inc.             800              67,040
Capital Goods & Services - 6.09%                                     *  Resmed Inc.                    2,300              88,113
  Danaher Corp.                        2,760              153,953       Respironics Inc.               2,400              88,968
  Fastenal Co.                         1,592               62,390    *  St Jude Medical Inc.           3,720             186,744
  Joy Global Inc.                      2,850              114,000    *  Waters Corp.                   1,700              64,260
  MSC Industrial Direct Co.            1,700               68,374                                                   ------------
                                                     ------------                                                        811,200
                                                          398,717                                                   ------------
                                                     ------------

Commercial Services - 0.86%                                          Insurance - 1.45%
* Labor Ready Inc.                     2,700               56,214       Willis Group Holdings Ltd.     2,570              94,936
                                                     ------------                                                   ------------

Consumer Durables & Apparel - 6.13%                                  Pharmaceuticals & Biotechnology - 2.82%
* Coach Inc.                           4,380              146,029    *  Affymetrix Inc.                1,700              81,175
  DR Horton Inc.                       1,700               60,741    *  Celgene Corp.                  1,600             103,680
  Fortune Brands Inc.                  1,900              148,238                                                   ------------
  Nautilus Inc.                        2,500               46,650                                                        184,855
                                                     ------------                                                   ------------
                                                          401,658    Retailing - 13.35%
                                                     ------------    *  Advance Auto Parts Inc.        1,550              67,363
                                                                        Chico's FAS Inc.               1,550              68,091
Consumer Services - 7.36%                                               Dick's Sporting Goods Inc.     3,040             101,050
  Darden Restaurants Inc.              2,800              108,864    *  Guitar Center Inc.             2,450             122,524
  Laureate Education Inc.              1,500               78,765    *  Nordstrom Inc.                 3,800             142,120
  Marriott International Inc.            900               60,273    *  O'Reilly Automotive Inc.       2,100              67,221
* Panera Bread Co.                     1,070               70,278       Staples Inc.                   7,867             178,660
  Strayer Education Inc.                 400               37,480    *  Tractor Supply Co.             2,400             127,056
* The Cheesecake Factory               3,372              126,079                                                   ------------
                                                     ------------                                                        874,085
                                                          481,739                                                   ------------
                                                     ------------
Diversified Financials - 6.89%                                       Semiconductors & Equipment - 5.46%
  Ameriprise Financial Inc.            2,300               94,300    *  Altera Corp.                   2,830              52,440
  Investors Financial Services Corp.   2,600               95,758    *  Lam Research Corp.             2,635              94,017
  Legg Mason Inc.                      1,070              128,068    *  Linear Technology Corp.        1,500              54,105
  T Rowe Price Group Inc.              1,850              133,256    *  Maxim Integrated Products Inc. 2,200              79,728
                                                     ------------    *  Novellus Systems Inc.          3,200              77,184
                                                          451,382                                                   ------------
                                                     ------------                                                        357,474
Energy - 9.30%                                                                                                      ------------
  Arch Coal Inc.                       1,000               79,500    Software & Services - 8.09%
  BJ Services Co.                      2,500               91,675       Adobe Systems Inc.             3,990             147,470
  Diamond Offshore Drilling            2,500              173,900       Broadcom Corp.                 2,000              94,300
  Noble Corp.                          1,750              123,445    *  Checkfree Corp.                2,950             135,405
  Smith International Inc.             2,000               74,220    *  Electronic Arts Inc.           1,000              52,310
  XTO Energy Inc.                      1,500               65,910    *  Fair Isaac Corp.               1,000              44,170
                                                     ------------    *  RSA Security Inc.              5,000              56,150
                                                          608,650                                                   ------------
                                                     ------------                                                        529,805
                                                                                                                    ------------


                                                                                                                         (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                    Market Value
                                      Shares           (Note 1)                                       Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCK - (Continued)                                           Note 1 - Investment Valuation
                                                                          The Fund's  investments  in securities  are carried at
Technology Hardware and Equipment - 10.30%                                value. Securities listed on an exchange or quoted on a
  Avid Technology Inc.                 1,900         $    104,044         national  market  system  are valued at the last sales
  Jabil Circuit Inc.                   3,835              142,240         price as of 4:00 p.m.  Eastern Time.  Other securities
* Juniper Networks Inc.                6,700              149,410         traded  in  the  over-the-counter  market  and  listed
* Network Appliance Inc.               3,265               88,155         securities for which no sale was reported on that date
  SanDisk Corp.                        1,600              100,512         are valued at the most  recent  bid price.  Securities
* Zebra Technologies Corp.             2,100               89,985         and assets for which representative  market quotations
                                                     ------------         are not readily  available  (e.g.,  if the exchange on
                                                          674,346         which the  portfolio  security is  principally  traded
                                                     ------------         closes early or if trading of the particular portfolio
Telecommunications Services - 2.02%                                       security is halted  during the day and does not resume
* Nextel Partners Inc.                 4,740              132,436         prior to the Fund's net asset  value  calculation)  or
                                                     ------------         which  cannot be  accurately  valued  using the Fund's
                                                                          normal pricing  procedures are valued at fair value as
Transportation - 2.89%                                                    determined  in good faith under  policies  approved by
* JB Hunt Transport Services Inc.      4,000               90,560         the  Trustees.  A portfolio  security's  "fair  value"
  Norfolk Southern Corp.               2,200               98,626         price may  differ  from the price next  available  for
                                                     ------------         that  portfolio   security  using  the  Fund's  normal
                                                          189,186         pricing procedures. Investment companies are valued at
                                                     ------------         net asset value.  Instruments  with  maturities  of 60
                                                                          days or less are valued using  amortized  cost,  which
Total Common Stock (Cost $5,385,676)                    6,329,699         approximates market value.
                                                     ------------

INVESTMENT COMPANY - 2.51%                                           Summary of Investments by Industry
  Evergreen Institutional                                                                                % of Net
     Money Market Fund               164,217         $    164,217    Industry                              Assets        Value
     (Cost $164,217)                                 ------------    ---------------------------------------------------------------
                                                                     Automobiles & Components              1.27%    $     83,016
                                                                     Capital Goods & Services              6.09%         398,717
Total Investments (Cost $5,549,893) - 99.18 %        $  6,493,916    Commercial Services                   0.86%          56,214
Other Assets Less Liabilities- 0.82%                       53,438    Consumer Durables & Apparel           6.13%         401,658
                                                     ------------    Consumer Services                     7.36%         481,739
Net Assets - 100.00%                                 $  6,547,354    Diversified Financial Services        6.89%         451,382
                                                     ============    Energy                                9.30%         608,650
                                                                     Health Care Equipment
Aggregate cost for  financial  reporting  and federal  income tax      and Services                       12.39%         811,200
purposes is the same.  Unrealized  appreciation/(depreciation) of    Insurance                             1.45%          94,936
investments  for  financial   reporting  and  federal  income tax    Investment Company                    2.51%         164,217
purposes is as follows:                                              Pharmaceuticals & Biotechnology       2.82%         184,855
                                                                     Retailing                            13.35%         874,085
Aggregate gross unrealized appreciation              $  1,022,440    Semiconductors & Equipment            5.46%         357,474
Aggregate gross unrealized depreciation              $    (78,417)   Software & Services                   8.09%         529,805
                                                     ------------    Technology Hardware
Net unrealized appreciation                          $    944,023      and Equipment                      10.30%         674,346
                                                     ============    Telecommunications Services           2.02%         132,436
                                                                     Transportation                        2.89%         189,186
 * Non-income producing investment.                                  ---------------------------------------------------------------
                                                                     Total                                99.18%    $  6,493,916


ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 ________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and
                                 Principal Financial Officer

Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 ________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: February 27, 2006



By: (Signature and Title)        /s/ Keith A. Lee
                                 ________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital  Management  Equity Fund, The
                                 Brown Capital  Management  Balanced  Fund,  The
                                 Brown  Capital  Management  Small Company Fund,
                                 The  Brown  Capital  Management   International
                                 Equity Fund,  and The Brown Capital  Management
                                 Mid-Cap Fund

Date: February 21, 2006



By:  (Signature and Title)       /s/ Tracey L. Hendricks
                                 ________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and
                                 Principal Financial Officer, The Nottingham
                                 Investment Trust II

Date: February 27, 2006